INTEREST BEARING LOANS AND BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2026
Borrowings [abstract]
Summary of movements in borrowings and outstanding debt
Proceeds and repayments of debt in the six months ended June 30, 2026 are summarized as follows:

(in thousands of $)	December 31, 2025	Proceeds	Repayments	Other	June 30, 2026
Total U.S. dollar denominated floating rate debt	3,067,745	256,416	(887,855)	(1,464)	2,434,842
Total debt	3,067,745	256,416	(887,855)	(1,464)	2,434,842

Schedule of assets pledged	Assets pledged

(in thousands of $)	June 30, 2026	December 31, 2025
Vessels	4,529,452	4,911,897